Digital assets (Details Narrative) - Bit Coin [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Earnings per share from project	$ 0.2386
Market value from minimg income	$ 7,272	$ 87,747